Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summarized Dry Docking Activity

Dry docking activity for the three years ended December 31, 2013, 2012, and 2011, is summarized as follows:

	Year Ended December 31,
	2013 $	2012 $	2011 $
Balance at the beginning of the year	100,928	128,987	143,103
Costs incurred for drydocking	72,545	35,336	54,296
Dry-dock amortization	(50,325)	(57,082)	(67,180)
Write down / sale of vessels	(4,954)	(6,313)	(1,232)

Balance at the end of the year	118,194	100,928	128,987

Summary of Financing Receivables

The following table contains a summary of the Company’s financing receivables by type of borrower, the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis, and the grade as of December 31, 2013.

			December 31,
			2013	2012
Class of Financing Receivable	Credit Quality Indicator	Grade	$	$

Direct financing leases	Payment activity	Performing	727,262	436,601
Other loan receivables

Investment in term loans and interest receivable	Collateral	Non-Performing(2)	211,579	188,756
Loans to equity accounted investees and joint venture partners (1)	Other internal metrics	Performing	169,248	206,903
Long-term receivable included in other assets	Payment activity	Performing	31,634	1,704

			1,139,723	833,964

(1)	The Company’s subsidiary Teekay LNG Partners L.P. (or Teekay LNG) owns a 99% interest in Teekay Tangguh, which owns a 70% interest in the Teekay Tangguh Joint Venture. During the year ended December 31, 2012, the parent company of Teekay LNG‘s joint venture partner, BLT, suspended trading on the Jakarta Stock Exchange and entered into a court-supervised debt restructuring in Indonesia. The remaining loans to joint venture partner, BLT LNG Tangguh Corporation, totaling $28.5 million as at December 31, 2013 (December 31, 2012—$24.0 million) are collectible given a signed settlement agreement between the Company and BLT LNG Tangguh Corporation regarding repayment terms. In February 2014, the Teekay Tangguh Joint Venture declared dividends of $69.5 million of which $14.4 million was used to offset the total advances to BLT LNG Tangguh Corporation and P.T. Berlian Laju Tanker and $6.5 million was repaid to Teekay by BLT LNG Tangguh Corporation. In addition, $0.5 million was paid to Teekay by BLT as part of the settlement agreement.
(2)	On March 21, 2014, Teekay and its publicly-listed subsidiary Teekay Tankers Ltd. (or Teekay Tankers) took ownership of the vessels held as collateral in satisfaction of the loans and accrued interest. (See Note 4)

Schedule of Accumulated Other Comprehensive Income (Loss)

The following table contains the changes in the balances of each component of accumulated other comprehensive income (loss) for the periods presented.

	Qualifying Cash Flow Hedging Instruments $	Pension Adjustments, net of tax $	Unrealized Gain (Loss) on Available for Sale Marketable Securities $	Foreign Exchange Loss on Currency Translation $	Total $
Balance as of December 31, 2010	2,295	(17,539)	7,073	—	(8,171)
Other comprehensive loss	(2,601)	(5,402)	(7,729)	—	(15,732)

Balance as of December 31, 2011	(306)	(22,941)	(656)	—	(23,903)
Other comprehensive income	647	6,688	656	1,144	9,135

Balance as of December 31, 2012	341	(16,253)	—	1,144	(14,768)
Other comprehensive (loss) income	(324)	(2,666)	(171)	740	(2,421)

Balance as of December 31, 2013	17	(18,919)	(171)	1,884	(17,189)